STATEMENT OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Deficit accumulated
Balance, shares at Feb. 28, 2021		5,000,000
Balance, amount at Feb. 28, 2021	$ 4,012	$ 5,000	$ 0	$ (988)
Shares issued at $0.02, shares		1,570,000
Shares issued at $0.02, amount	31,400	$ 1,570	29,830	0
Net loss for the period	(15,735)	$ 0	0	(15,735)
Balance, shares at Feb. 28, 2022		6,570,000
Balance, amount at Feb. 28, 2022	19,677	$ 6,570	29,830	(16,723)
Net loss for the period	(17,669)	$ 0	0	(17,669)
Balance, shares at Feb. 28, 2023		6,570,000
Balance, amount at Feb. 28, 2023	$ 2,008	$ 6,570	$ 29,830	$ (34,392)